Consolidated Statements of Shareholders' Equity	CNY (¥) shares	USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] USD ($)	(Accumulated deficit) Retained earnings [Member] CNY (¥)	(Accumulated deficit) Retained earnings [Member] USD ($)	Total Cango Inc.'s (Deficit) Equity [Member] CNY (¥)	Total Cango Inc.'s (Deficit) Equity [Member] USD ($)	Non-controlling interest [Member] CNY (¥)
Balance, Beginning at Dec. 31, 2019	¥ 5,491,660,291		¥ 204,260			¥ 4,526,344,454		¥ 119,430,738		¥ 852,508,968		¥ 5,477,849,539		¥ 13,810,752
Balance, Share Beginning at Dec. 31, 2019 | shares			301,946,779	301,946,779	(20,638,881)
Purchase of subsidiaries' equity from non-controlling interest holders	(24,144,000)					(6,898,467)						(6,898,467)		(17,245,533)
Repurchase of ordinary shares	(49,219,318)											(49,219,318)
Repurchase of ordinary shares, shares | shares			(2,797,032)	(2,797,032)	(49,219,318)
Exercise of share options	¥ 6,693,716					(6,745,258)						6,693,716
Exercise of share options, shares | shares	600,014	600,014	600,014	600,014	13,438,974
Retirement of ordinary shares | shares	0	0	(1)	(1)
Liquidation of subsidiaries' equity from non-controlling interest holders	¥ (467,433)													(467,433)
Share-based compensation (note 19)	78,754,828					78,754,828						78,754,828
Net income (loss)	3,373,420,061									3,369,517,847		3,369,517,847		3,902,214
Other comprehensive income (loss)	(234,817,165)							(234,817,165)				(234,817,165)
Dividends to Shareholders	(266,671,843)									(266,671,843)		(266,671,843)
Balance, Ending at Dec. 31, 2020	8,375,209,137		¥ 204,260			4,591,455,557		(115,386,427)		3,955,354,972		8,375,209,137		0
Balance, Share Ending at Dec. 31, 2020 | shares			299,749,760	299,749,760	(56,419,225)
Repurchase of ordinary shares	(444,401,172)											(444,401,172)
Repurchase of ordinary shares, shares | shares			(21,001,856)	(21,001,856)	(444,401,172)
Exercise of share options	¥ 8,236,613					(7,320,571)						8,236,613
Exercise of share options, shares | shares	737,228	737,228	737,228	737,228	15,557,184
Share-based compensation (note 19)	¥ 87,634,835					87,634,835						87,634,835
Net income (loss)	(8,544,352)									(8,544,352)		(8,544,352)		¥ 0
Other comprehensive income (loss)	(72,130,683)							(72,130,683)				(72,130,683)
Dividends to Shareholders	(955,437,557)									(955,437,557)		(955,437,557)
Balance, Ending at Dec. 31, 2021	6,990,566,821		¥ 204,260			4,671,769,821		(187,517,110)		2,991,373,063		6,990,566,821
Balance, Share Ending at Dec. 31, 2021 | shares			279,485,132	279,485,132	(485,263,213)
Repurchase of ordinary shares	(105,835,309)											(105,835,309)
Repurchase of ordinary shares, shares | shares			(11,718,250)	(11,718,250)	(105,835,309)
Exercise of share options	¥ 7,041,437					(25,051,869)						7,041,437
Exercise of share options, shares | shares	1,817,288	1,817,288	1,817,288	1,817,288	32,093,306
Share-based compensation (note 19)	¥ 158,522,520					158,522,520						158,522,520
Net income (loss)	(1,111,207,883)	$ (161,109,996)								(1,111,207,883)		(1,111,207,883)
Other comprehensive income (loss)	253,877,012							253,877,012				253,877,012
Dividends to Shareholders	(1,871,055,593)									(1,871,055,593)		(1,871,055,593)
Balance, Ending at Dec. 31, 2022	¥ 4,321,909,005	$ 626,617,903	¥ 204,260	$ 29,615	¥ (559,005,216)	¥ 4,805,240,472	$ 696,694,379	¥ 66,359,902	$ 9,621,281	¥ 9,109,587	$ 1,320,766	¥ 4,321,909,005	$ 626,617,903
Balance, Share Ending at Dec. 31, 2022 | shares			269,584,170	269,584,170	(81,048,138)